I. Income Taxes (Details 2) $ in Thousands	12 Months Ended
Sep. 30, 2016 USD ($)
I. Income Taxes Tables
Unrecognized tax benefits at October 1, 2015	$ 5,085
Additions for tax positions related to current year	117
Additions/reductions for tax positions taken in prior years	6
Unrecognized tax benefits at September 30, 2016	$ 5,208